Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total	$ 53,402	$ 53,402	$ 277,039
Less: Accumulated Depreciation and Amortization	(31,388)	(28,779)	(118,621)
Property and Equipment, net	22,014	24,623	158,418
Furniture and Equipment [Member]
Total	11,666	11,666	123,829
Leasehold Improvements [Member]
Total	38,717	38,717	57,780
Computer Equipment [Member]
Total	$ 3,019	3,019	8,933
Tooling Equipment [Member]
Total			27,015
Research and Development Lab [Member]
Total			$ 59,482